Net Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share
19. Net Income (Loss) Per Share

	Year Ended December 31,
	2021 $	2020 $	2019 $
Net income (loss) attributable to the shareholders of Teekay:
- Continuing operations - basic and diluted	(102,671)	(129,749)	(372,561)
- Discontinued operations - basic and diluted	110,477	46,816	61,984
	7,806	(82,933)	(310,577)

Weighted average number of common shares (1)	102,148,629	101,053,095	100,719,224
Common stock and common stock equivalents	102,148,629	101,053,095	100,719,224

Net income (loss) per common share
- Continuing operations - basic and diluted	(1.01)	(1.28)	(3.70)
- Discontinued operations - basic and diluted	1.08	0.46	0.62
- Basic and diluted	0.08	(0.82)	(3.08)
(1) Includes common stock related to non-forfeitable stock-based awards.

Prior to January 1, 2021, the Company used the treasury stock method to determine the dilutive impact of the Convertible Notes (see Note 8) when calculating diluted earnings per share. Upon adoption of ASU 2020-06 on January 1, 2021, the Company changed to the if-converted method to determine any potential dilutive impact of the Convertible Notes on diluted earnings per share (see Note 1). The dilutive impact of the conversion feature on the Convertible Notes is determined using an assumed conversion date equal to the beginning of the reporting period.
Stock-based awards and the conversion feature on the Convertible Notes that have an anti-dilutive effect on the calculation of diluted income (loss) per common share from continuing operations are excluded from diluted income (loss) per common share, including diluted income (loss) per common share from continuing operations and discontinued operations. For the years ended December 31, 2021, 2020 and 2019, 15.0 million, 7.2 million and 3.5 million shares, respectively, of Common Stock from stock-based awards and the conversion feature on the Convertible Notes were excluded from the computation of diluted earnings per common share for these periods